Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Reporting_Unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Finite And Indefinite Intangible Assets [Line Items]
Number of reporting units used in quantitative assessment | Reporting_Unit	5
Number of reporting units used in qualitative assessment | Reporting_Unit	7
Goodwill impairment charges	$ 0	$ 0	$ 0
Impairment charges	0	0	0
Recognized amortization expenses	98,385,000	103,791,000	58,426,000
Estimated amortization expense in 2017	88,400,000
Estimated amortization expense in 2018	73,200,000
Estimated amortization expense in 2019	63,100,000
Estimated amortization expense in 2020	48,400,000
Estimated amortization expense in 2021	$ 18,200,000
Customer Relationships [Member]
Finite And Indefinite Intangible Assets [Line Items]
Weighted-average amortization period	18 years 10 months 25 days
Developed Technology [Member]
Finite And Indefinite Intangible Assets [Line Items]
Weighted-average amortization period	5 years 3 months 18 days
Trademarks [Member]
Finite And Indefinite Intangible Assets [Line Items]
Impairment charges	$ 0	$ 0	$ 0
Weighted-average amortization period	5 years
In-Process/Service Research and Development [Member]
Finite And Indefinite Intangible Assets [Line Items]
Weighted-average amortization period	4 years 7 months 6 days